Risks and Concentration	12 Months Ended
Dec. 31, 2017
Risks and Concentration
Risks and Concentration

3  Risks and Concentration

aConcentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, time deposits and short-term investment. The Company limits its exposure to credit loss by depositing its cash and cash equivalents, time deposits and short-term investments with financial institutions in the PRC, Hong Kong, Philippines and the United States, which are among the largest and most reputable with high ratings from internationally-recognized rating agencies, that management believes are of high credit quality. The Company periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2016 and 2017, the Group had RMB23,912 and RMB59,663 in cash and cash equivalents with a large bank in Hong Kong, respectively. Hong Kong has an official Deposit Protection Scheme (DPS), similar to the Federal Deposit Insurance Corporation (FDIC) in the United States. Deposits in the licensed banks are protected by DPS, up to a limit of HKD500 thousand. In addition, the Group believes that the risk of failure of the Hong Kong bank is remote.

As of December 31, 2016 and 2017, the Group had RMB233,495 and RMB178,116 in cash and cash equivalents, RMB372,150 and RMB202,659 time deposits and nil and RMB100,722 short-term investments with large domestic banks in China, respectively. In May 2015, a new Deposit Insurance System (DIS) managed by the People’s Bank of China (“PBOC”) was implemented by the Chinese government. Deposits in the licensed banks are protected by DIS, up to a limit of RMB500 thousand. In addition, the Group believes that the risk of failure of the banks in China is remote.

bMajor customers and supplying channels

There were no customers whose revenues individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2015, 2016 and 2017.

Also there were no distribution channels that individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2015, 2016 and 2017.

cConcentration of foreign currency risks

For the years ended December 31, 2016 and 2017, the majority of the Group’s revenues derived were in RMB. As of December 31, 2016 and 2017, the Group’s cash and cash equivalents,  time deposits and short-term investments balance denominated in RMB was RMB210,163 and RMB357,052, accounting for 32.5% and 57.3% of the Group’s total cash and cash equivalents,  time deposits and short-term investments balance. As of December 31, 2016 and 2017, the Group’s liabilities balance denominated in RMB was RMB837,417 and RMB1,397,784, accounting for 95.7% and 96.3% of its total liabilities balance, respectively.

RMB is not freely convertible into foreign currencies. The value of the RMB is affected by changes in central government policies and international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by PBOC. Remittances in currencies other than RMB by companies in China must be processed through PBOC or other PRC foreign exchange regulatory bodies and requires certain supporting documentation in order to affect the remittance.